Operating Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases 1 [Abstract]
Minimum lease payments	$ 117,635	$ 87,951
Charterhire expense	$ 75,750	$ 78,862	$ 96,865